Equity-accounted investee (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [Abstract]
Equity method investment summarized financial information balance sheet explanatory

The following tables summarize the financial information of JV Inkai (100%):

	2020	2019

Cash and cash equivalents	$47,539	$16,699
Other current assets	115,647	139,324
Non-current assets	343,767	398,721
Current liabilities	(26,397)	(71,162)
Non-current liabilities	(39,991)	(41,508)

Net assets	$440,565	$442,074

Equity method investment summarized financial information income statement explanatory

	2020	2019

Revenue from products and services	$252,764	$261,860
Cost of products and services sold	(57,358)	(64,199)
Depreciation and amortization	(24,081)	(27,740)
Finance income	367	651
Finance costs	(825)	(2,939)
Other expense	(12,305)	(23,767)
Income tax expense	(44,804)	(30,999)

Net earnings	113,758	112,867

Other comprehensive loss	(97)	(1,773)

Total comprehensive income	$113,661	$111,094

Reconciliation of summarized financial information to carrying amount

The following table reconciles the summarized financial information to the carrying amount of Cameco’s interest in JV Inkai:

	2020	2019

Opening net assets	$442,074	$416,843
Total comprehensive income	113,661	111,094
Dividends declared	(64,456)	(66,369)
Impact of foreign exchange	(50,714)	(19,494)

Closing net assets	440,565	442,074

Cameco's share of net assets	176,226	176,830
Consolidating adjustments(a)	(38,975)	(30,633)
Fair value increment(b)	89,184	91,697
Dividends declared but not received	-	13,859
Dividends in excess of ownership percentage(c)	(9,669)	-
Impact of foreign exchange	2,922	928

Carrying amount in the statement of financial position at December 31, 2020	$219,688	$252,681

(a) Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical differences in accounting policies. This amount is amortized to earnings over units of production.

(b) Upon restructuring, Cameco assigned fair values to the assets and liabilities of JV Inkai. This increment is amortized to earnings over units of production.

(c) Cameco’s share of dividends follows its production purchase entitlements which is currently higher than its ownership interest.